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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

  Investment Company Act file number 811-07318

                    Pioneer International Value Fund
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  November 30

Date of reporting period:  February 28, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

 Pioneer International Value Fund

 Schedule of Investments 2/28/2011 (unaudited)

 Shares

 Value

 COMMON STOCKS - 95.4%

 Energy - 9.7%

 Coal & Consumable Fuels - 0.5%

 319,643

 Paladin Energy, Ltd. *

 $

 1,629,300

 Integrated Oil & Gas - 7.3%

 957,656

 BP Amoco Plc

 $

 7,722,158

 52,600

 Lukoil Holding (A.D.R.) *

 3,744,594

 1,448,000

 PetroChina Co., Ltd. *

 1,974,857

 65,000

 Petroleo Brasileiro SA * (A.D.R.)

 2,588,950

 260,371

 Repsol SA

 8,735,337

 $

 24,765,896

 Oil & Gas Drilling - 0.6%

 33,700

 Ensco Plc (A.D.R.)

 $

 1,890,570

 Oil & Gas Exploration & Production - 1.3%

 632

 Inpex Corp. *

 $

 4,446,885

 Total Energy

 $

 32,732,651

 Materials - 10.3%

 Construction Materials - 1.3%

 110,000

 CRH Plc *

 $

 2,540,421

 1,034,000

 PT Indocement Tunggal Prakarsa Tbk

 1,690,594

 $

 4,231,015

 Diversified Metals & Mining - 2.9%

 206,886

 BHP Billiton, Ltd.

 $

 9,778,580

 Fertilizers & Agricultural Chemicals - 1.3%

 81,610

 Yara International ASA *

 $

 4,377,167

 Forest Products - 1.0%

 157,400

 Sino-Forest Corp. *

 $

 3,517,943

 Gold - 2.0%

 134,843

 Anglogold Ashanti, Ltd.

 $

 6,517,224

 167,000

 Centamin Egypt, Ltd. *

 322,795

 $

 6,840,019

 Specialty Chemicals - 0.7%

 40,000

 Nitto Denko Corp. *

 $

 2,419,369

 Steel - 1.1%

 1,451,000

 Sumitomo Metal Industries, Ltd *

 $

 3,687,718

 Total Materials

 $

 34,851,811

 Capital Goods - 8.7%

 Construction & Engineering - 1.7%

 1,636,000

 China Railways Construction Corp. *

 $

 1,837,289

 43,798

 GS Engineering & Construction Corp. *

 3,885,855

 $

 5,723,144

 Electrical Component & Equipment - 1.2%

 125,918

 Fushi Copperweld, Inc. * (b)

 $

 1,225,182

 17,837

 Schneider Electric SA

 2,950,673

 $

 4,175,855

 Heavy Electrical Equipment - 3.1%

 74,002

 Alstom

 $

 4,410,997

 503,000

 Mitsubishi Electric Corp. *

 5,967,261

 $

 10,378,258

 Industrial Conglomerates - 1.5%

 157,600

 Philips Electronics NV

 $

 5,144,469

 Trading Companies & Distributors - 1.2%

 376,600

 Itochu Corp. *

 $

 3,914,060

 Total Capital Goods

 $

 29,335,786

 Commercial Services & Supplies - 1.1%

 Environmental & Facilities Services - 1.1%

 535,483

 Tomra Systems ASA *

 $

 3,775,686

 Total Commercial Services & Supplies

 $

 3,775,686

 Transportation - 2.5%

 Airlines - 1.6%

 1,147,962

 Ryanair Holdings Plc

 $

 5,342,866

 Highways & Railtrack - 0.9%

 5,783,500

 GZI Transportation, Ltd. *

 $

 3,068,388

 Total Transportation

 $

 8,411,254

 Automobiles & Components - 2.2%

 Auto Parts & Equipment - 0.2%

 89,000

 China XD Plastics Co. * (b)

 $

 633,680

 Automobile Manufacturers - 2.0%

 43,000

 Daimlerchrysler AG * (b)

 $

 3,029,171

 82,500

 Honda Motor Co., Ltd. *

 3,599,297

 $

 6,628,468

 Total Automobiles & Components

 $

 7,262,148

 Consumer Durables & Apparel - 5.7%

 Apparel, Accessories & Luxury Goods - 1.4%

 81,799

 Cie Financiere Richemont AG

 $

 4,691,560

 Homebuilding - 2.9%

 443,516

 Gafisa SA *

 $

 2,720,843

 24,300

 Hajime Construction Co., Ltd. *

 813,387

 802,000

 Sekisui Chemical Co., Ltd. *

 6,331,045

 $

 9,865,275

 Household Appliances - 1.4%

 190,000

 Electrolux AB *

 $

 4,766,757

 Total Consumer Durables & Apparel

 $

 19,323,592

 Media - 1.2%

 Cable & Satellite - 1.2%

 157,400

 SES SA * (F.D.R.)

 $

 4,052,710

 Total Media

 $

 4,052,710

 Retailing - 1.0%

 Automotive Retail - 1.0%

 43,000

 USS Co., Ltd. *

 $

 3,483,289

 Total Retailing

 $

 3,483,289

 Food & Drug Retailing - 1.8%

 Food Retail - 1.8%

 159,300

 FamilyMart *

 $

 6,033,397

 Total Food & Drug Retailing

 $

 6,033,397

 Food, Beverage & Tobacco - 5.2%

 Agricultural Products - 0.6%

 3,116,000

 Chaoda Modern Agriculture (b)

 $

 2,011,926

 Packaged Foods & Meats - 1.4%

 160,091

 Unilever Plc

 $

 4,753,258

 Tobacco - 3.2%

 218,014

 Imperial Tobacco Group Plc

 $

 7,009,746

 902

 Japan Tobacco, Inc. *

 3,753,598

 $

 10,763,344

 Total Food, Beverage & Tobacco

 $

 17,528,528

 Health Care Equipment & Services - 3.0%

 Health Care Equipment - 1.5%

 36,590

 Synthes, Inc. *

 $

 5,022,154

 Health Care Services - 1.5%

 78,175

 Fresenius Medical Care AG

 $

 5,173,135

 Total Health Care Equipment & Services

 $

 10,195,289

 Pharmaceuticals & Biotechnology - 3.0%

 Pharmaceuticals - 3.0%

 380,500

 GlaxoSmithKline Plc

 $

 7,319,010

 18,606

 Roche Holdings AG

 2,806,264

 $

 10,125,274

 Total Pharmaceuticals & Biotechnology

 $

 10,125,274

 Banks - 17.1%

 Diversified Banks - 17.1%

 893,100

 Bangkok Bank Plc

 $

 4,704,382

 2,666,900

 Bank Mandiri

 1,756,691

 4,000,000

 Bank Negara Indonesia Persero Tbk PT *

 1,612,881

 12,000,000

 Bank Pembangunan Daerah Jawa *

 1,555,321

 7,470,205

 China Construction Bank

 6,553,029

 287,238

 Development Bank of Singapore, Ltd.

 3,211,758

 992,518

 HSBC Holding Plc

 10,930,427

 6,975,375

 Industrial and Commerical Bank of China *

 5,372,937

 423,099

 Mitsubishi UFJ Financial Group, Inc. *

 2,353,345

 200,808

 National Australia Bank, Ltd. *

 5,302,148

 118,795

 Societe Generale

 8,364,290

 160,200

 Sumitomo Mitsui Financial Group, Inc. *

 6,067,435

 $

 57,784,644

 Total Banks

 $

 57,784,644

 Diversified Financials - 2.2%

 Asset Management & Custody Banks - 1.2%

 909,719

 Man Group Plc

 $

 4,250,063

 821

 Reinet Investments SCA *

 13,616

 $

 4,263,679

 Diversified Capital Markets - 1.0%

 71,820

 CS Group

 $

 3,321,499

 Total Diversified Financials

 $

 7,585,178

 Insurance - 2.7%

 Life & Health Insurance - 1.4%

 160,100

 T&D Holdings, Inc. *

 $

 4,658,144

 Multi-Line Insurance - 1.3%

 596,460

 Aviva Plc

 $

 4,541,291

 Total Insurance

 $

 9,199,435

 Software & Services - 0.6%

 Home Entertainment Software - 0.6%

 110,300

 Capcom Co., Ltd. *

 $

 2,132,725

 Total Software & Services

 $

 2,132,725

 Technology Hardware & Equipment - 2.7%

 Communications Equipment - 0.4%

 144,100

 Nokia Corp. (A.D.R.) (b)

 $

 1,243,583

 Computer Storage & Peripherals - 1.5%

 101,843

 Gemalto NV *

 $

 5,062,825

 Electronic Manufacturing Services - 0.8%

 368,400

 Hon Hai Precision Industry (G.D.R.) *

 $

 2,722,212

 Total Technology Hardware & Equipment

 $

 9,028,620

 Semiconductors - 3.4%

 Semiconductor Equipment - 2.5%

 94,700

 ASM Lithography Holding NV *

 $

 4,108,750

 316,100

 ASM Pacific Technology, Ltd. *

 4,192,615

 $

 8,301,365

 Semiconductors - 0.9%

 4,256,600

 Macronix International *

 $

 3,093,767

 Total Semiconductors

 $

 11,395,132

 Telecommunication Services - 5.6%

 Integrated Telecommunication Services - 1.2%

 87,100

 Nippon Telegraph & Telephone Corp. *

 $

 4,262,970

 Wireless Telecommunication Services - 4.4%

 1,108,000

 America Movil SA De CV

 $

 3,179,657

 504,000

 China Mobile, Ltd.

 4,755,404

 18,000

 Millicom International Cellular SA *

 1,576,800

 1,842,821

 Vodafone Group Plc

 5,232,247

 $

 14,744,108

 Total Telecommunication Services

 $

 19,007,078

 Utilities - 5.7%

 Multi-Utilities - 3.0%

 85,000

 Gaz De France

 $

 3,445,222

 701,353

 National Grid Plc

 6,527,228

 $

 9,972,450

 Water Utilities - 2.7%

 5,488,000

 Guangdong Investment, Ltd.

 $

 2,790,061

 3,710,500

 Manila Water Co, Inc. *

 1,371,927

 229,685

 Suez Environnement SA

 4,977,341

 $

 9,139,329

 Total Utilities

 $

 19,111,779

 TOTAL COMMON STOCKS

 $

 322,356,006

 (Cost  $269,485,643)

 EXCHANGE TRADED FUND - 0.7%

 52,900

 SPDR Russell/Nomura

 $

 2,390,022

 TOTAL EXCHANGE TRADED FUND

 $

 2,390,022

 (Cost  $2,310,550)

 Principal

 Amount ($)

 TEMPORARY CASH INVESTMENTS - 2.0%

 Securities Lending Collateral  - 2.0% (c)

 Certificates of Deposit:

 155,061

 Banco Santander NY, 0.49%, 3/14/11

 $

 155,061

 193,821

 Bank of Nova Scotia, 0.33%, 9/29/11

 193,821

 155,061

 BBVA Group NY, 0.37%, 3/8/11

 155,061

 135,678

 BBVA Group NY, 0.86%, 7/26/11

 135,678

 38,765

 BBVA Group NY, 0.45%, 3/14/11

 38,765

 193,826

 BNP Paribas Bank NY, 0.34%, 5/9/11

 193,826

 193,826

 Canadian Imperial Bank of Commerce NY, 0.25%, 4/27/11

 193,826

 193,826

 DnB NOR Bank ASA NY, 0.25%, 3/7/11

 193,826

 96,908

 National Australia Bank NY, 0.32%, 10/19/11

 96,908

 193,826

 Nordea NY, 0.3%, 4/13/11

 193,826

 193,826

 RoboBank Netherland NV NY, 0.33%, 8/8/11

 193,826

 193,826

 Royal Bank of Canada NY, 0.4%, 12/2/11

 193,826

 193,826

 Skandinav Enskilda Bank NY, 0.38%, 6/7/11

 193,826

 193,826

 Svenska NY, 0.28%, 5/12/11

 193,826

 193,826

 Westpac Banking Corp. NY, 0.4%, 12/6/11

 193,826

 $

 2,519,728

 Commercial Paper:

 77,530

 American Honda Finance, 0.35%, 1/11/12

 $

 77,530

 77,716

 American Honda Finance, 1.05%, 6/20/11

 77,716

 71,129

 Australia & New Zealand Banking Group, 0.91%, 8/4/11

 71,129

 197,207

 Caterpillar Financial Services Corp., 1.05%, 6/24/11

 197,207

 99,552

 FAIRPP, 0.27%, 3/7/11

 99,552

 193,836

 Federal Home Loan Bank, 0.33%, 6/1/11

 193,836

 19,378

 General Electric Capital Corp., 0.38%, 6/6/11

 19,378

 96,929

 General Electric Capital Corp., 0.39%, 4/28/11

 96,929

 154,984

 HSBC, 0.25%, 5/11/11

 154,984

 93,121

 JPMorgan Chase & Co., 0.43%, 12/21/11

 93,121

 67,990

 JPMorgan Chase & Co., 1.05%, 6/13/11

 67,990

 193,811

 OLDLLC, 0.27%, 3/11/11

 193,811

 96,870

 SOCNAM, 0.37%, 4/14/11

 96,870

 96,850

 SOCNAM, 0.37%, 5/3/11

 96,850

 193,826

 Toyota Motor Credit Corp., 0.4%, 9/8/11

 193,826

 116,252

 VARFUN, 0.27%, 4/20/11

 116,252

 116,296

 Wachovia, 0.40%, 3/22/11

 116,296

 77,570

 Wachovia, 0.43%, 10/15/11

 77,570

 $

 2,040,847

 Tri-party Repurchase Agreements:

 275,946

 Barclays Capital Plc, 0.18%, 3/1/11

 $

 275,946

 387,651

 Deutsche Bank Securities, Inc., 0.17%, 3/1/11

 387,651

 387,651

 HSBC Bank USA NA, 0.18%, 3/1/11

 387,651

 387,651

 RBS Securities, Inc., 0.18%, 3/1/11

 387,651

 $

 1,438,899

 Shares

 Money Market Mutual Funds:

 290,738

 Dreyfus Preferred Money Market Fund

 $

 290,738

 290,738

 Fidelity Prime Money Market Fund

 290,738

 $

 581,476

 Total Securities Lending Collateral

 $

 6,580,950

 TOTAL TEMPORARY CASH INVESTMENTS

 $

 6,580,950

 (Cost  $6,580,950)

 TOTAL INVESTMENT IN SECURITIES - 98.1%

 $

 331,326,978

 (Cost  $278,377,143)(a)

 OTHER ASSETS AND LIABILITIES - 1.9%

 $

 6,400,439

 TOTAL NET ASSETS - 100.0%

 $

 337,727,417

 (A.D.R.)

 American Depositary Receipt

 (F.D.R.)

 Fiduciary Depositary Receipt

 (G.D.R.)

 Global Depositary Receipt

 *

 Non-income producing security.

 (a)

 At February 28, 2011, the net unrealized gain on investments based on cost for federal income tax purposes of $283,195,062 was as follows:

 Aggregate gross unrealized gain for all investments in which there is an excess of value over tax cost

 $

 65,636,085

 Aggregate gross unrealized loss for all investments in which there is an excess of tax cost over value

 (17,504,169)

 Net unrealized gain

 $

 48,131,916

 (b)

 At February 28, 2011, the following securities were out on loan:

 Shares

 Security

 Value

        1,558,000

 Chaoda Modern Agriculture

 $

                947,526

             88,100

 China XD Plastics Co. *

                627,272

             31,000

 Daimlerchrysler AG *

             2,175,057

           124,600

 Fushi Copperweld, Inc. *

             1,212,358

           142,600

 Nokia Corp. (A.D.R.)

             1,230,638

 Total

 $

 6,192,850

 (c)

 Securities lending collateral is managed by Credit Suisse, New York Branch.

 Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below.

 Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds,

     credit risk, etc.)

 Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

 The following is a summary of the inputs used as of February

 28, 2011, in valuing the Fund’s assets:

 Level 1

 Level 2

 Level 3

 Total

 Common Stocks

$
22,321,802

$
300,034,204

$
0

$
322,356,006

 Exchange Traded Fund

2,390,022

0

0

2,390,022

 Temporary Cash Investments

0

5,999,474

0

5,999,474

 Money Market Mutual Funds

581,476

0

0

581,476

 Total

$
25,293,300

$
306,033,678

$
0

$
331,326,978

ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR
270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b)
under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b)
under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d))
that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.


                                   SIGNATURES

                          [See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Pioneer International Value Fund

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date April 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date April 29, 2011

By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date April 29, 2011

* Print the name and title of each signing officer under his or her signature.